Transactions with Related Parties, Property Lease Agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Lease Agreement [Abstract]
General and administration expenses - related party	$ 0	$ 70	$ 309
Waterfront S.A. [Member] | Rent Expense for Property Lease Agreement for Executive Offices [Member]
Property Lease Agreement [Abstract]
General and administration expenses - related party	$ 0	$ 70	$ 309